AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.7%
Commercial Mortgage-Backed Securities — 14.5%
BANK,
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	$10,734
Series 2018-BN14, Class A1
3.277%	09/15/60	9	9,230
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	7	7,260
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A4
3.572%	06/15/50	40	43,631
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	55	57,570
Series 2016-C02, Class A1
1.499%	08/10/49	2	1,765
Series 2016-P04, Class A3
2.646%	07/10/49	10	10,393
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	14	13,590
Series 2013-LC06, Class ASB
2.478%	01/10/46	11	10,923
Series 2015-LC21, Class A4
3.708%	07/10/48	50	54,314
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	14	13,983
Series 2017-GS07, Class A1
1.950%	08/10/50	16	16,045
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	17	17,225
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	31	31,667
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,517
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	47	48,996
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	13	12,662
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	5	4,788
Series 2012-C04, Class A5
2.850%	12/10/45	55	56,030

Total Commercial Mortgage-Backed Securities (cost $432,689)			439,323
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 14.3%
Aerospace & Defense — 0.4%
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	$5,608
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,845
			11,453
Airlines — 1.1%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	34	33,951
Apparel — 0.4%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	10,725
Banks — 2.2%
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	20	22,158
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	15	14,481
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	30	30,595
			67,234
Beverages — 0.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	10	10,664
Chemicals — 0.5%
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	15	16,157
Commercial Services — 2.5%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	10	9,857
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	38,277
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	27,182
			75,316
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	5,466
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AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.2%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	5	$5,497
Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	10	11,258
4.050%	04/15/25	10	10,996
			22,254
Healthcare-Products — 0.2%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	5,229
Healthcare-Services — 0.4%
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	10	11,903
Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	2,190
Media — 0.2%
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	5	5,493
Miscellaneous Manufacturing — 0.2%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	5,401
Pharmaceuticals — 0.9%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	25	27,287
Pipelines — 1.3%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	38,358
Retail — 0.7%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	16,562
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	5	5,733
			22,295
Semiconductors — 0.9%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	10	9,968
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	$16,819
			26,787
Telecommunications — 0.9%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,367
3.150%	03/22/30	20	21,394
			26,761

Total Corporate Bonds (cost $404,448)			430,421
Sovereign Bonds — 7.0%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	50	55,602
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	50	51,688
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	50	52,527
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	50	51,263

Total Sovereign Bonds (cost $212,080)			211,080
U.S. Government Agency Obligations — 14.3%
Federal Home Loan Bank
3.250%	11/16/28	200	225,786
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	100	102,884
Federal National Mortgage Assoc.
1.625%	01/07/25	100	103,412

Total U.S. Government Agency Obligations (cost $415,865)			432,082
U.S. Treasury Obligations — 44.6%
U.S. Treasury Bonds
3.375%	11/15/48	15	19,116
U.S. Treasury Notes
2.125%	06/30/22	500	507,637
2.125%	05/15/25	155	162,944
2.375%	08/15/24	115	121,190
2.625%	02/15/29	35	38,172
3.125%	11/15/28(k)	445	500,138

Total U.S. Treasury Obligations (cost $1,324,164)			1,349,197

Total Long-Term Investments (cost $2,789,246)			2,862,103

A2

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Short-Term Investment — 6.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $184,896)(wh)	184,896	$184,896

TOTAL INVESTMENTS—100.8% (cost $2,974,142)		3,046,999

Liabilities in excess of other assets(z) — (0.8)%		(24,417)

Net Assets — 100.0%		$3,022,582

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wh)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	10 Year U.S. Treasury Notes	Dec. 2021	$1,052,875	$(11,136)
10	10 Year U.S. Ultra Treasury Notes	Dec. 2021	1,452,500	(26,599)
				(37,735)
Short Positions:
2	2 Year U.S. Treasury Notes	Dec. 2021	440,109	247
9	5 Year U.S. Treasury Notes	Dec. 2021	1,104,680	6,223
				6,470
				$(31,265)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3